OTHER NON-CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
OTHER NON-CURRENT LIABILITIES
OTHER NON-CURRENT LIABILITIES:

	December 31, 2017	January 1, 2017

Employee benefit obligation - Statutory severance and pre-notice	$16,096	$14,579
Employee benefit obligation - Defined contribution plan	3,216	2,444
Provisions	17,829	17,546
	$37,141	$34,569

(a) Statutory severance and pre-notice obligations:

	December 31, 2017	January 1, 2017

Obligation, beginning of fiscal year	$14,579	$8,882
Service cost	12,424	10,953
Interest cost	6,171	5,839
Actuarial loss(1)	64	5,239
Foreign exchange gain	(389)	(527)
Benefits paid	(16,753)	(15,807)
Obligation, end of fiscal year	$16,096	$14,579
(1) The actuarial loss is due to changes in the actuarial assumptions used to determine the statutory severance obligations.

Significant assumptions for the calculation of the statutory severance obligations included the use of a discount rate of between 9.20% and 9.65% (2016 - between 9.75% and 9.85%) and rates of compensation increases between 8.0% and 10.0% (2016 - between 7.25% and 7.50%). A 1% increase in the discount rates would result in a corresponding decrease in the statutory severance obligations of $5.3 million, and a 1% decrease in the discount rates would result in a corresponding increase in the statutory severance obligations of $6.6 million. A 1% increase in the rates of compensation increases used would result in a corresponding increase in the statutory severance obligations of $6.6 million, and a 1% decrease in the rates of compensation increases used would result in a corresponding decrease in the statutory severance obligations of $5.4 million.

The cumulative amount of actuarial losses recognized in other comprehensive income as at December 31, 2017 was $22.1 million (January 1, 2017 - $22.0 million) which have been reclassified to retained earnings in the period in which they were recognized.

(b) Defined contribution plan:

During fiscal 2017, defined contribution expenses were $4.4 million (2016 - $3.4 million).
12. OTHER NON-CURRENT LIABILITIES (continued):

(c) Provisions:

	Decommissioning
	and site	Lease exit
	restoration costs	costs	Total

Balance, January 1, 2017	$16,024	$1,522	$17,546
Changes in estimates made during the fiscal year	237	—	237
Provisions utilized during the fiscal year	—	(265)	(265)
Accretion of interest	311	—	311
Balance, December 31, 2017	$16,572	$1,257	$17,829

Provisions include estimated future costs of decommissioning and site restoration for certain assets located at the Company’s textile and sock facilities and a distribution centre in the U.S., for which the timing of settlement is uncertain, but has been estimated to be in excess of twenty years. The lease exit costs were incurred in connection with the integration of acquired businesses.